Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
PGIM Muni High Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	2.23%	(0.16%)		1.98%
PGIM Muni High Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	3.76%	(0.31%)		1.51%
PGIM Muni High Income Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	5.80%	0.73%		2.54%
PGIM Muni High Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.88%	0.82%	2.91%
Without Sales Load [Member] | PGIM Muni High Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	5.66%	0.51%		2.31%
Without Sales Load [Member] | PGIM Muni High Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	4.76%	(0.31%)		1.51%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	2.16%	1.91%
Bloomberg Municipal High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	6.66%	1.31%	4.05%	3.73%
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)
Average Annual Return, Percent	5.38%	0.93%	3.12%	2.83%